CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 84,859,915	$ 26,720,158
Restricted cash		306,082
Account receivable, net of allowance for doubtful accounts of US$1,295,149 and US$1,286,120 as of December 31, 2017 and 2018, respectively	23,373,969	10,979,821
Amount due from related parties		340,955
Prepaid expenses and other current assets	4,942,285	5,391,736
Total current assets	113,176,169	43,738,752
Property and equipment, net	4,211,051	1,943,550
Long-term investment	500,032
Amount due from related parties-non-current		24,442
Other non-current assets	555,922	554,278
TOTAL ASSETS	118,443,174	46,261,022
Current liabilities:
Accounts payable (including accounts payable of consolidated VIEs, without recourse to the Company of US$107,568 and US$570,504, respectively, as of December 31, 2017 and 2018)	24,780,899	5,432,505
Short-term bank borrowings and current portion of long-term bank borrowings (including short-term bank borrowings of consolidated VIEs, without recourse to the Company of US$790,816 and nil, respectively, as of December 31, 2017 and 2018)		3,193,381
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs, without recourse to the Company of US$269,245 and US$416,749, respectively, as of December 31, 2017 and 2018)	4,535,133	3,244,931
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs, without recourse to the Company of US$951,817 and US$518,357, respectively, as of December 31, 2017 and 2018)	3,582,160	2,422,313
Deferred revenue (including deferred revenue of consolidated VIEs, without recourse to the Company of US$276,812 and US$157,793, respectively, as of December 31, 2017 and 2018)	344,361	521,640
Total current liabilities	33,242,553	14,814,770
Other non-current liabilities	877,826
Total LIABILITIES	34,120,379	14,814,770
Commitments (Note 17)
Convertible redeemable preferred shares (redemption value of US$209,694,647 and nil as of December 31, 2017 and December 31, 2018, respectively) (Note 13)		156,367,810
Shareholders' (deficit) equity:
Ordinary shares		8,984
Treasury stocks (nil and 15,550,500 shares as of December 31 2017 and 2018, respectively)	(2,499,167)
Additional paid-in capital	204,701,187	876,560
Accumulated deficit	(116,752,285)	(126,899,750)
Accumulated other comprehensive income (loss)	(1,158,900)	1,092,648
Total Shareholders' (Deficit) Equity	84,322,795	(124,921,558)
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' (DEFICIT) EQUITY	118,443,174	$ 46,261,022
Class A
Shareholders' (deficit) equity:
Ordinary shares	29,498
Class B
Shareholders' (deficit) equity:
Ordinary shares	$ 2,462